ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 345,854	$ 348,399
Bank deposit with original maturity over three months	0	9,884
Restricted cash	31,582	34,400
Prepaid expenses and other current assets	27,650	17,930
Total current assets	459,041	460,927
TOTAL ASSETS	2,802,338	2,927,567
CURRENT LIABILITIES
Accrued expenses and other current liabilities	62,825	155,840
Amounts due to affiliated companies	21,953	19,508
Total current liabilities	438,972	178,070
TOTAL LIABILITIES	1,705,937	2,187,524
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,512,705
Accumulated other comprehensive (loss) income	(14,063)	488
Accumulated losses	(798,098)	(773,168)
Total shareholders' equity	843,472	740,043
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	24	18
Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	7	0
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	5,970	14
Bank deposit with original maturity over three months	0	5,000
Restricted cash	0	21,703
Amounts due from subsidiaries	1	129
Prepaid expenses and other current assets	0	24
Total current assets	5,971	26,870
INVESTMENTS IN SUBSIDIARIES	843,472	491,284
LOAN TO A SUBSIDIARY	0	225,000
OTHER LONG-TERM ASSETS	0	4,270
TOTAL ASSETS	849,443	747,424
CURRENT LIABILITIES
Accrued expenses and other current liabilities	5,925	4,302
Amounts due to affiliated companies	0	70
Amounts due to subsidiaries	46	3,009
Total current liabilities	5,971	7,381
TOTAL LIABILITIES	5,971	7,381
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,512,705
Accumulated other comprehensive (loss) income	(14,063)	488
Accumulated losses	(798,098)	(773,168)
Total shareholders' equity	843,472	740,043
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	849,443	747,424
Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	24	18
Parent Company [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	$ 7	$ 0